Long-Term Debt - Summary of Credit Facility (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0	$ 0
Commercial paper outstanding, backstopped by the credit facility (Note 22)	391	730
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Credit Facility		$ 250
Maturity		May 31, 2020
Borrowings outstanding		$ 0
Credit facility due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Credit Facility	$ 4,500
Maturity	April 10, 2023
Borrowings outstanding	$ 0
Credit facility due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Credit Facility		$ 3,250
Maturity		May 31, 2021
Borrowings outstanding		$ 0